John Hancock Funds III
John Hancock Global Shareholder Yield Fund (the fund)
Supplement dated 3-31-11 to the current Class A, B and C shares Prospectus
Effective as of April 1, 2011, under the section of the Prospectus entitled “Fund summary — Fees and expenses,” the table of the fund’s annual operating expenses is deleted and replaced in its entirety by the following table:

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C

Management fee[1]	0.88	0.88	0.88
Distribution and service (12b-1) fees	0.30	1.00	1.00
Other expenses[2,3]	0.48	1.45	0.68
Total annual fund operating expenses	1.66	3.33	2.56
Contractual expense reimbursement[4,5]	-0.24	-1.21	-0.44
Total annual fund operating expenses after expense reimbursements	1.42	2.12	2.12

[1]	“Management fee” reflects a reduction in the contractual investment advisory agreement effective October 1, 2009.

[2]	“Other expenses” shown exclude certain one time fees incurred in the previous fiscal year. Had these fees been included, “Other expenses” would have been 0.44%, 1.62% and 0.71% for Class A, B and C shares, respectively.

[3]	“Other expenses” reflects a change in the contractual transfer agency and services agreement effective July 1, 2010.

[4]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.42%, 2.12% and 2.12% for Class A, B and C shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses, acquired fund fee expenses paid indirectly, and short dividend expense. The current expense limitation agreement expires on June 30, 2012, unless renewed by mutual agreement of the fund and adviser based upon a determination that this is appropriate under the circumstances at the time.

[5]	Reflects adviser’s contractual agreement to limit the maximum rate of management fee to 0.80% until June 30, 2012.
Effective as of April 1, 2011, under the section of the Prospectus entitled “Fund summary — Expense example,” the table of examples of expenses is deleted and replaced in its entirety by the following table:

Expenses ($)	Class A		Class B		Class C
Shares	Sold	Kept	Sold	Kept	Sold	Kept

1 Year	637	637	715	215	315	215
3 Years	974	974	1,210	910	753	753
5 Years	1,333	1,333	1,829	1,629	1,319	1,319
10 Years	2,343	2,343	3,149	3,149	2,857	2,857
You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Funds III
John Hancock Global Shareholder Yield Fund (the fund)
Supplement dated 3-31-11 to the current Class I shares Prospectus
Effective as of April 1, 2011, under the section of the Prospectus entitled “Fund summary — Fees and expenses,” the table of the fund’s annual operating expenses is deleted and replaced in its entirety by the following table:

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class I

Management fee[1]	0.88
Other expenses[2,3]	0.24
Total annual fund operating expenses	1.12
Contractual expense reimbursement[4,5]	-0.15
Total annual fund operating expenses after expense reimbursements	0.97

[1]	“Management fee” reflects a reduction in the contractual investment advisory agreement effective October 1, 2009.

[2]	“Other expenses” shown exclude certain one time fees incurred in the previous fiscal year. Had these fees been included, “Other expenses” would have been 0.27%.

[3]	“Other expenses” reflects a change in the contractual transfer agency and services agreement effective July 1, 2010.

[4]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 0.97% for Class I shares, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses, acquired fund fee expenses paid indirectly, and short dividend expense. The current expense limitation agreement expires on June 30, 2012, unless renewed by mutual agreement of the fund and adviser based upon a determination that this is appropriate under the circumstances at the time.

[5]	Reflects adviser’s contractual agreement to limit the maximum rate of management fee to 0.80% until June 30, 2012.
Effective as of April 1, 2011, under the section of the Prospectus entitled “Fund summary — Expense example,” the table of examples of expenses is deleted and replaced in its entirety by the following table:

Expenses ($)	Class I

1 Year	98
3 Years	340
5 Years	600
10 Years	1,344
You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Global Shareholder Yield Fund (the fund)
Supplement dated 3-31-11 to the current Class NAV shares Prospectus
Effective as of April 1, 2011, under the section of the Prospectus entitled “Fund summary — Fees and expenses,” the table of the fund’s annual operating expenses is deleted and replaced in its entirety by the following table:

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class NAV

Management fee[1]	0.88
Other expenses[2]	0.11
Total annual fund operating expenses	0.99
Contractual expense reimbursement[3]	-0.08
Total annual fund operating expenses after expense reimbursements	0.91

[1]	“Management fee” reflects a reduction in the contractual investment advisory agreement effective October 1, 2009.

[2]	“Other expenses” shown exclude certain one time fees incurred in the previous fiscal year. Had these fees been included, “Other expenses” would have been 0.13%.

[3]	Reflects adviser’s contractual agreement to limit the maximum rate of management fee to 0.80% until June 30, 2012.
Effective as of April 1, 2011, under the section of the Prospectus entitled “Fund summary — Expense example,” the table of examples of expenses is deleted and replaced in its entirety by the following table:

Expenses ($)	Class NAV

1 Year	92
3 Years	306
5 Years	537
10 Years	1,200
You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.